U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 1	☐	Post-Effective Amendment No.

MANAGERS AMG FUNDS

(Exact Name of Registrant as Specified in Charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of Principal Executive Offices)

(800) 299-3500

(Registrant’s Telephone Number, Including Area Code and Telephone Number)

Donald S. Rumery

Managers AMG Funds

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and Address of Agent for Service)

Copy to: Philip H. Newman, P.C.

Goodwin Procter LLP

Exchange Place, Boston, Massachusetts 02109

Title of securities being registered: shares of beneficial interest, $0.001 par value per share.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

MANAGERS AMG FUNDS

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following documents:

Cover Sheet

Notice of Meeting

Part A – Prospectus/Proxy Statement

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibits

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NOTICE: PLEASE COMPLETE THE

ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

CIGNA FUNDS GROUP

C/O CIGNA INVESTMENT ADVISORS, INC.

280 TRUMBULL STREET, H10G

HARTFORD, CT 06103

SMALL CAP GROWTH / TIMESSQUARE FUND

Notice of Meeting of Shareholders

To Be Held on April 8, 2005

Dear Valued Shareholder:

You are cordially invited to attend a special shareholder meeting of the Small Cap Growth/TimesSquare Fund (the “Fund”), a series of CIGNA Funds Group (“CIGNA Funds”) to be held on April 8, 2005. I would like to provide you with additional background and ask for your vote on two important proposals affecting your Fund.

As you may know, the Fund’s previous investment adviser, TimesSquare Capital Management, Inc., now known as CIGNA Investment Advisors, Inc. (“TimesSquare Inc.”) and its parent company, CIGNA Corporation, have sold TimesSquare Inc.’s growth equity management business to a new company, TimesSquare Capital Management, LLC (“TimesSquare LLC”). TimesSquare LLC will continue the growth equity management business of TimesSquare Inc., focusing on small and mid cap growth equity securities.

The managing member of TimesSquare LLC is an indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). AMG is an asset management holding company with equity investments in a variety of investment management firms. AMG owns a majority equity interest in TimesSquare LLC.

The remaining equity interests in TimesSquare LLC are owned by the Small Cap Growth Fund’s portfolio managers, Grant Babyak and Yvette Bockstein, and the equity analysts and other personnel who were involved in TimesSquare, Inc.’s growth equity management business.

The Board of Trustees of CIGNA Funds has approved an interim investment advisory agreement with TimesSquare LLC pursuant to which TimesSquare LLC now serves as investment adviser to the Fund, responsible for management of the Fund’s portfolio.

The Board of Trustees of CIGNA Funds has also recommended, subject to shareholder approval, that the Fund be merged into a newly formed fund whose investment adviser will be Managers Investment Group LLC, an indirect subsidiary of AMG. If shareholders approve the merger, TimesSquare LLC will serve as the subadvisor for the newly formed fund. As a result, the personnel involved in managing the new fund will be the same personnel currently managing the Fund’s portfolio.

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The Board of Trustees of CIGNA Funds has unanimously approved the Reorganization and the Interim Advisory Agreement and believes that approval of the Reorganization and the Interim Advisory Agreement are in the best interests of shareholders. Accordingly, your Board recommends that you vote in favor of the Reorganization and the Interim Advisory Agreement.

Please read the enclosed proxy materials and consider the information provided carefully. Your vote is very important to us. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. If you have any questions about the proxy materials, or the proposed Fund reorganization, please call your investment professional or the Fund at 1-800-528-6718.

Very truly yours,

Richard H. Forde Chairman of the Board

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CIGNA FUNDS GROUP

C/O CIGNA INVESTMENT ADVISORS, INC.

280 TRUMBULL STREET

HARTFORD, CT 06103

QUESTIONS AND ANSWERS

YOUR VOTE IS IMPORTANT!

Q:	What am I being asked to vote on?

A: As a shareholder of Small Cap Growth / TimesSquare Fund (the “Existing Fund”), you are being asked to vote to approve the reorganization of the Existing Fund into TimesSquare Small Cap Growth Fund (the “New Fund”), a series of Managers AMG Funds (“Managers AMG Funds”), pursuant to an Agreement and Plan of Reorganization between CIGNA Funds Group (“CIGNA Funds”) and Managers AMG Funds (the “Reorganization”). In connection with the Reorganization, the Existing Fund will transfer all of its assets to the New Fund, the New Fund will assume all of the stated liabilities of the Existing Fund, and you will receive shares of the New Fund (the “New Fund Shares”) with a value equal to the value of your shares of the Existing Fund immediately prior to the Reorganization. Holders of the Institutional Class shares of the Existing Fund will receive the New Fund Shares of the Institutional Class. Holders of the Premier and Retail Class shares of the Existing Fund will receive the New Fund Shares of the Premier Class. Upon completion of the Reorganization, you will become a shareholder of the New Fund.

You are also being asked to approve an interim investment advisory agreement (“Interim Advisory Agreement”) between TimesSquare Capital Management LLC (“TimesSquare LLC”) and the Existing Fund. TimesSquare LLC is the successor to the growth equity management business of TimesSquare Capital Management, Inc. (“TimesSquare Inc.”), the former investment adviser to the Existing Fund. CIGNA Corporation, the ultimate parent of TimesSquare Inc., sold the controlling interest in TimesSquare Inc.’s growth equity management business to Affiliated Managers Group, Inc. (“AMG”) (this transaction is referred to as the “Acquisition”). TimesSquare LLC is an indirect subsidiary of AMG, formed by AMG to hold TimesSquare Inc.’s growth equity management business purchased from CIGNA Corporation. TimesSquare LLC has provided advisory services for the Existing Fund pursuant to the Interim Advisory Agreement since November 18, 2004, the day before the advisory agreement between the Existing Fund and TimesSquare Inc. would have terminated due to the Acquisition. Approval of the Interim Advisory Agreement will enable TimesSquare LLC to receive advisory fees currently held in escrow.

Q:	Has my Fund’s Board of Trustees approved the Reorganization and the Interim Advisory Agreement?

A: Yes. The Board of Trustees of CIGNA Funds unanimously approved the Reorganization on October 12, 2004 and the Interim Advisory Agreement on October 26, 2004 and recommends that you vote to approve both the Reorganization and the Interim Advisory Agreement.

Q:	Why is the Board recommending the Reorganization?

A: CIGNA Corporation and TimesSquare, Inc. are exiting the mutual fund business. The Reorganization will permit shareholders of the Existing Fund to become shareholders of the New Fund, and therefore

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continue to invest in a mutual fund with the same or lower operating expenses advised by the same portfolio management personnel.

Q:	Who will manage my Fund once the Reorganization is completed?

A: Managers Investment Group LLC (“Managers”), a wholly-owned subsidiary of AMG, will serve as the investment adviser and administrator of the New Fund. However, the New Fund will be managed in the same manner and by the same personnel as the Existing Fund. TimesSquare LLC, the current investment adviser for the Existing Fund under the Interim Advisory Agreement, will continue to have day-to-day portfolio management responsibility as subadvisor for the New Fund after the Reorganization.

Q:	Will the Fund expenses that I bear as a shareholder of the New Fund be higher than the expenses I currently bear as a shareholder the Existing Fund?

A: No. It is anticipated that the New Fund will operate with a total expense ratio that is lower than or equal to the Existing Fund. This means that the expenses you will bear as a shareholder of the New Fund will be less than or equal to the expenses you currently bear as a shareholder of the Existing Fund.

Q:	Will I, or my Fund, need to pay fees or taxes as a result of the Reorganization?

A: No. The Reorganization will not trigger any sales commission or other fees for shareholders. Also, the Reorganization is expected to be a tax-free transaction for shareholders, the Existing Fund and the New Fund for U.S. federal income tax purposes.

Q:	How do the investment objective and policies of the Existing Fund and the New Fund compare?

A: The investment objective and policies of the New Fund are substantially the same as those of the Existing Fund.

Q:	What happens if I do not wish to participate in the Reorganization of the Existing Fund, or what if I do not wish to own shares of the New Fund?

A: You may redeem your shares of the Existing Fund at any time before the last business day prior to the closing date of the Reorganization. After the closing date, you may also redeem your shares of the New Fund on any day in accordance with the procedures described in the prospectus of the Managers AMG Funds.

Q:	What happens if shareholders of the Existing Fund do not approve the Reorganization?

A: In that event, the Existing Fund will not undergo the Reorganization. The Board of Trustees of CIGNA Funds will determine what further action is appropriate, including the possible liquidation of the Existing Fund.

Q:	When will the Reorganization occur?

A: The approval of the Reorganization by the Existing Fund will require the affirmative vote of a majority of the outstanding shares of the Existing Fund. If approved, we expect the Reorganization to be completed by April 17, 2005, or sooner, provided all of the other closing conditions have been satisfied.

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Q:	Why is the Interim Advisory Agreement being voted on?

A: Having determined to recommend the Reorganization, the Trustees of CIGNA Funds appointed TimesSquare LLC, the successor to the growth equity management business of TimesSquare Inc., as the investment adviser to the Existing Fund until the closing of the Reorganization, given that the previous advisory agreement between the Existing Fund and TimesSquare Inc. terminated due to the Acquisition.

Under the Investment Company Act of 1940, shareholders must approve any new investment advisory agreement for the Existing Fund. However, Rule 15a-4 under the Investment Company Act permits the Board to appoint an adviser on an interim basis without shareholders’ prior approval of an investment advisory agreement if the new adviser agrees to provide such services on the same terms as the old adviser under the old advisory agreement. A new adviser may act on such an interim basis for a period of 150 days. Any fees that the new adviser would be entitled to under the interim investment advisory agreement must be held in escrow until shareholder approval of the agreement is obtained. Under Rule 15a-4, if shareholder approval of the Interim Advisory Agreement is not obtained, TimesSquare LLC will still be paid, out of the fees currently held in escrow, the lesser of (i) its costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of advisory fees held in escrow (plus interest earned). If the Reorganization and the Interim Advisory Agreement are not approved by April 17, 2005, TimesSquare LLC will no longer provide advisory services to the Existing Fund, unless an extension of the 150-day period is permitted by a rule or interpretive position of the staff of the Securities and Exchange Commission (the “SEC”). If both the Reorganization and the appointment of TimesSquare LLC are approved, the Interim Advisory Agreement will continue in effect until the closing of the Reorganization.

Q:	When will the Shareholder Meeting be held?

A: The Shareholder Meeting is scheduled to be held on April 8, 2005.

Q:	How do I vote my shares?

A: You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. If you have any questions regarding the proposals or how to vote your shares, please call CIGNA Funds at 1-800-528-6718.

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SMALL CAP GROWTH / TIMESSQUARE FUND

SERIES OF

CIGNA FUNDS GROUP

C/O CIGNA INVESTMENT ADVISORS, INC.

280 TRUMBULL STREET

HARTFORD, CT 06103

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR APRIL 8, 2005

This is the formal notice and agenda for the special shareholder meeting of Small Cap Growth / TimesSquare Fund (the “Existing Fund”), a series of CIGNA Funds Group (“CIGNA Funds”). This notice tells the shareholders of the Existing Fund what proposals will be voted on and the time and place of the meeting. We refer in this notice (and the proxy materials included with the notice) to the TimesSquare Small Cap Growth Fund as the “New Fund,” which is a series of Managers AMG Funds (“Managers AMG Funds”). We refer to the Existing Fund and the New Fund together as the “Funds.”

To the Shareholders of the Small Cap Growth / TimesSquare Fund:

A special meeting of shareholders of Small Cap Growth / TimesSquare Fund will be held on April 8, 2005 at 8:30 a.m. (Eastern Standard Time) at The Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115 (the “Meeting”). At the Meeting, we will ask you to vote on:

1. A proposal to approve the reorganization of the Existing Fund into the New Fund in exchange for shares of the New Fund (the “Reorganization”).

2. A proposal to approve an interim investment advisory agreement between the Existing Fund and TimesSquare Capital Management LLC (“TimesSquare LLC”). TimesSquare LLC is the successor to the growth equity management business of TimesSquare Capital Management, Inc. (“TimesSquare Inc.”), the former investment adviser to the Existing Fund. TimesSquare LLC has provided advisory services for the Existing Fund pursuant to this agreement since November 18, 2004, when the previous advisory agreement between the Existing Fund and TimesSquare Inc. terminated. Approval of the interim investment advisory agreement will enable TimesSquare LLC to receive advisory fees currently held in escrow.

3. Any other business that properly comes before the Meeting.

Only shareholders of record of the Existing Fund as of the close of business on March 1, 2005 are entitled to receive this notice and vote at the Meeting. Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy ballot (voting instruction card).

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By Order of the Board of Trustees of CIGNA Funds Group

Jeffrey S. Winer, Secretary
March [ ], 2005

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

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March [      ], 2005

CIGNA FUNDS GROUP

C/O CIGNA INVESTMENT ADVISORS, INC.

280 TRUMBULL STREET

HARTFORD, CT 06103

1-860-757-7276

MANAGERS AMG FUNDS

800 CONNECTICUT AVENUE

NORWALK, CONNECTICUT 06854

1-800-835-3879

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

This document is both the proxy statement of the Existing Fund and a prospectus for the New Fund, and we refer to this document as the “Proxy Statement/Prospectus.” It contains the information that shareholders of the Existing Fund should know before voting on (i) the approval of a proposed Agreement and Plan of Reorganization (the “Plan”) that provides for the Reorganization of the Existing Fund into the New Fund, and (ii) the approval of the Interim Advisory Agreement between the Existing Fund and TimesSquare LLC. Please retain this Proxy Statement/Prospectus for future reference. If shareholders of the Existing Fund do not approve the Reorganization, the Existing Fund will not undergo the Reorganization and will continue its operations beyond the date of the Reorganization. In such event, the Board of Trustees of CIGNA Funds will consider what further action is appropriate. If both the Reorganization and the Interim Advisory Agreement with TimesSquare LLC are approved, we expect the Reorganization to be completed by April 17, 2005, or sooner, provided all of the other closing conditions have been satisfied, and the Interim Advisory Agreement will continue in effect until the closing of the Reorganization.

HOW WILL THE REORGANIZATION WORK?

The Reorganization of the Existing Fund will involve three steps:

(1)	the transfer of all of the assets of the Existing Fund to the New Fund in exchange for the assumption by the New Fund of stated liabilities of the Existing Fund and the delivery to the Existing Fund of shares of the New Fund with a value equal to the value of the assets transferred by the Existing Fund, net of the liabilities assumed by the New Fund (all as determined immediately prior to the transaction);

(2)	the pro rata distribution of the corresponding class of shares of the New Fund to the shareholders of record of the Existing Fund as of the effective date of the Reorganization in full redemption of all shares of the Existing Fund; and

(3)	the liquidation and termination of the Existing Fund.

As a result of the Reorganization, shareholders of the Existing Fund will receive shares of the New Fund. Holders of the Institutional Class shares of the Existing Fund will receive shares of the Institutional Class of the New Fund. Holders of the Premier and Retail Class shares of the Existing Fund will receive shares of the Premier Class of the New Fund. The total value of the New Fund shares that

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you receive in the Reorganization will be the same as the total value of the shares of the Existing Fund that you held immediately before the Reorganization. A copy of the Plan is attached to this document as Appendix A.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

•	Prospectuses for the Existing Fund and the New Fund;

•	Annual and Semi-Annual Reports to shareholders of the Existing Fund; and

•	Statements of Additional Information, or “SAIs,” for the Existing Fund and for the New Fund.

These documents are on file with the Securities and Exchange Commission, which we refer to in the Proxy Statement/Prospectus as the “SEC.”

The effective prospectuses of the Existing Fund and the New Fund, and Management’s Discussion of Fund Performance included in the Existing Fund’s most recent Annual Report, are incorporated by reference (meaning such documents are legally considered to be part of this Proxy Statement/Prospectus). The SAI relating to this Proxy Statement/Prospectus dated March [      ], 2005 also is incorporated by reference and is legally considered to be part of this document.

A prospectus for the New Fund accompanies this Proxy Statement/Prospectus. The New Fund will not commence operations until the Reorganization is completed. The prospectus and the most recent annual report to shareholders of the Existing Fund, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders. The Existing Fund is currently advised by TimesSquare LLC. The New Fund is advised by Managers Investment Group LLC, which we refer to as “Managers.” Thus, if the Reorganization is approved, shareholders of the Existing Fund will own shares of the New Fund, which is advised by Managers. However, the New Fund will be managed in the same manner and by the same personnel as the Existing Fund. TimesSquare LLC will continue to have day-to-day portfolio management responsibility as subadvisor for the New Fund.

Copies of all of these documents are available upon request without charge by writing to or calling:

Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854 Attention: Operations 1-800-835-3879	CIGNA Funds Group C/O CIGNA Investment Advisors, Inc. 280 Trumbull Street Hartford, CT 06103 1-860-757-7276

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You also may view or obtain copies of these documents from the SEC:

In Person:	At the SEC’s Public Reference Room in Washington, D.C. Call 202-942-8090 for hours of operation.

By Mail:	Public Reference Section
Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC 20549-6009
(duplicating fee required)

By Email:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov
(Managers AMG Funds for information on the New Fund)

(CIGNA Funds Group for information on the Existing Fund)

www.managersfunds.com

_____________________

OTHER IMPORTANT THINGS TO NOTE:

•	An investment in the New Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.

•	You may lose money by investing in the New Fund.

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i

I.	SYNOPSIS

The Reorganization

On November 19, 2004, the controlling interest in the growth equity management business of TimesSquare Inc., the former investment adviser to the Existing Fund, was purchased from CIGNA Corporation, the ultimate parent company of TimesSquare Inc., by AMG, the ultimate parent company of Managers. We refer to this purchase as the “Acquisition.” TimesSquare LLC is an indirect subsidiary of AMG, formed by AMG to hold TimesSquare Inc.’s domestic growth equity management business purchased from CIGNA Corporation. CIGNA Corporation agreed to use reasonable efforts following the Acquisition to obtain the approval of the Existing Fund’s Board for the reorganization of the Existing Fund (a series of CIGNA Funds) into the New Fund (a series of Managers AMG Funds) (the “Reorganization”). CIGNA Corporation also agreed to use reasonable efforts to help prepare these proxy solicitation materials, process them through the SEC and obtain the necessary shareholder approvals.

In connection with the Acquisition, the Board of CIGNA Funds and the Board of Managers AMG Funds approved the Reorganization. The Existing Fund called this special shareholders’ meeting to allow the shareholders of the Existing Fund to vote on the proposed Reorganization of the Existing Fund into the New Fund.

The Existing Fund is currently advised by TimesSquare LLC; the New Fund will be advised by Managers and subadvised by TimesSquare LLC. The underlying portfolio of the New Fund will be managed in the same manner and by the same personnel as the Existing Fund. TimesSquare LLC will continue to have day-to-day portfolio management responsibility as the subadvisor for the New Fund.

The Interim Advisory Agreement

Under the Investment Company Act of 1940 (the “Investment Company Act”), shareholders must approve any new investment advisory agreement for the Existing Fund. However, Rule 15a-4 under the Investment Company Act permits the Board of CIGNA Funds to appoint an adviser on an interim basis without shareholders’ prior approval of an investment advisory agreement with the adviser if the new adviser agrees to provide such services on the same terms as the old adviser under the old advisory agreement. The new adviser may act on such an interim basis for a period of 150 days. Any fees that the new adviser would be entitled to receive under the interim investment advisory agreement must be held in escrow until shareholder approval of the agreement is obtained. TimesSquare LLC, the successor to the growth equity management business of TimesSquare Inc., has provided advisory services for the Existing Fund pursuant to an interim investment advisory agreement approved by the Board of Trustees of CIGNA Funds (the “Interim Advisory Agreement”) since November 18, 2004. Approval of the Interim Advisory Agreement will enable TimesSquare LLC to receive advisory fees currently held in escrow. Under Rule 15a-4, if shareholder approval of the Interim Advisory Agreement is not obtained, TimesSquare LLC will still be paid, out of the fees currently held in escrow, the lesser of (i) its costs incurred in performing the Interim Advisory Agreement (plus interest earned on that amount while in escrow), or (ii) the total amount of advisory fees held in escrow (plus interest earned).

Federal Income Tax Consequences

The Reorganization is not intended to result in the recognition of income, gain or loss for U.S. federal income tax purposes for the Existing Fund or its shareholders. The receipt by the New Fund and the Existing Fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction for U.S. federal income tax purposes to the Existing Fund and its shareholders and the New Fund is a condition to the closing of the Reorganization. See “The Reorganization — Federal Income Tax Consequences.”

Investment Objective and Policies

The investment objective and policies of the New Fund are substantially the same as those of the Existing Fund, except as described below. The investment objective of each of the New Fund and the Existing Fund is to seek long-term capital appreciation. The Existing Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval. The New Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval.

Each Fund invests primarily in the common and preferred stocks of small capitalization U.S. companies. Each Fund, under normal circumstances, will invest at least 80% of its assets in equity securities of small capitalization companies. TimesSquare LLC, the adviser with day-to-day portfolio management responsibility for each Fund, generally considers a company to be a “small capitalization” company if it has a market capitalization, at time of purchase, of between $50 million and $2 billion. The Existing Fund focuses on growing companies involved in new product development and technological breakthroughs. The New Fund, under normal circumstances, will also tend to focus on investments in companies involved in new product development or technological breakthroughs, although TimesSquare LLC, as the subadvisor, may change the New Fund’s focus at any time.

As the adviser to the Existing Fund and the subadvisor to the New Fund, TimesSquare LLC:

•	Looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership.

•	Looks for stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.

•	Will generally sell a security when it no longer meets the Fund’s investment criteria, when it believes the company issuing the security is unable to sustain a competitive advantage, or when it believes the security is overvalued.

Both the Existing Fund and the New Fund may also invest in American Depositary Receipts listed and traded on a registered U.S. stock exchange, and both the Existing Fund and the New Fund may each normally invest up to 10% of its assets in cash and cash equivalents.

For temporary defensive purposes, the Existing Fund may invest up to 100% of its assets in cash and short- and medium-term fixed income securities. To the extent the Existing Fund is invested in these instruments, it will not be pursuing its investment objective. Also for temporary defensive purposes, the New Fund may invest, without limit, in cash or high quality short-term debt securities, including repurchase agreements. To the extent that the New Fund is invested in these instruments, the New Fund will not be pursuing its investment objective.

Principal Risk Factors

Market risk. Each Fund’s principal risk factor is market risk. Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices, in general, rise and fall as a result of investors’ perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a fund’s portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Small Capitalization Stock Risk. Small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Funds may underperform other stock funds (such as large-company stock funds) when stocks of small-capitalization companies are out of favor.

Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Funds to underperform other funds with similar objectives. The success of the Funds’ investment strategy depends significantly on the skill of TimesSquare LLC in assessing the potential of the securities in which the Funds invest. TimesSquare LLC applies its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired result.

Sector Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Comparison of Fees and Expenses

These tables disclose the fees and expenses that you may pay if you buy and hold shares of either Fund. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. The Reorganization will not cause a shareholder to pay any additional fees.

Retail Class Shares of the Existing Fund*

	Small Cap Growth / TimesSquare Fund – Retail Class		Pro Forma— TimesSquare Small Cap Growth Fund – Premier Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None		None
Maximum deferred sales charge (load)	None		None
Maximum sales charge (load) imposed on reinvested dividends and distributions	None		None
Redemption fees	None		None
Exchange fees	None		None

Annual Operating Expenses
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	0.29%		0.27	%(1)
Total Annual Operating Expenses	1.54	%(2)	1.27	%(3)
Fee Waiver and Reimbursement	(0.04%)		(0.02%)
Net Annual Operating Expenses	1.50%		1.25%

(1)	Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year. Other Expenses for the Premier Shares includes payments the New Fund expects to pay third parties who maintain omnibus accounts with the New Fund and, because the New Fund is new, are based on estimates for the current fiscal year. These payments, representing payments for shareholder recordkeeping services, are expected to not exceed 0.20% of the New Fund’s average net assets of the Premier Class.

(2)	TimesSquare LLC has contractually agreed, through May 1, 2005, to waive management fees and reimburse the Retail Class of the Existing Fund if and to the extent total operating expenses attributable to the Retail Class exceed 1.50% of average daily net assets of the Retail Class.

(3)	Managers has contractually agreed, through at least May 1, 2007, to limit “Total Annual Operating Expenses” (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Operating Expenses listed above, subject to later reimbursement by the Premier Class of the New Fund in

*	Holders of the Retail Class shares of the Existing Fund will receive shares of the Premier Class of the New Fund.

certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the New Fund’s contractual expense limitation, Managers may recover from the Premier Class of the New Fund fees waived and expenses paid to the extent that Total Annual Operating Expenses attributable to the Premier Class do not exceed the Premier Class’ contractual expense limitation amount.

Premier Class Shares

	Small Cap Growth / TimesSquare Fund – Premier Class		Pro Forma— TimesSquare Small Cap Growth Fund – Premier Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None		None
Maximum deferred sales charge (load)	None		None
Maximum sales charge (load) imposed on reinvested dividends and distributions	None		None
Redemption fees	None		None
Exchange fees	None		None

Annual Operating Expenses
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	None		None
Other Expenses	0.29%		0.27	%(1)
Total Annual Operating Expenses	1.29	%(2)	1.27	%(3)
Fee Waiver and Reimbursement	(0.04%)		(0.02%)
Net Annual Operating Expenses	1.25%		1.25%

(1)	Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year. Other Expenses for the Premier Shares includes payments the New Fund expects to pay third parties who maintain omnibus accounts with the New Fund and, because the New Fund is new, are based on estimates for the current fiscal year. These payments, representing payments for shareholder recordkeeping services, are expected to not exceed 0.20% of the New Fund’s average net assets of the Premier Class.

(2)	TimesSquare LLC has contractually agreed, through May 1, 2005, to waive management fees and reimburse the Premier Class of the Existing Fund if and to the extent total operating expenses attributable to the Premier Class exceed 1.25% of average daily net assets of the Premier Class.

(3)

Managers has contractually agreed, through at least May 1, 2007, to limit “Total Annual Operating Expenses” (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Operating Expenses listed above, subject to later reimbursement by the Premier Class of the New Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the New Fund’s contractual expense limitation, Managers may recover from the Premier Class of the New Fund fees waived and expenses paid to the extent that Total Annual Operating Expenses attributable to the Premier Class do not exceed the Premier Class’ contractual expense limitation amount.

Institutional Class Shares

	Small Cap Growth / TimesSquare Fund – Institutional Class		Pro Forma— TimesSquare Small Cap Growth Fund – Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None		None
Maximum deferred sales charge (load)	None		None
Maximum sales charge (load) imposed on reinvested dividends and distributions	None		None
Redemption fees	None		None
Exchange fees	None		None

Annual Operating Expenses
Management Fees	1.00%		1.00%
Distribution (12b-1) Fees	None		None
Other Expenses	0.09%		0.07	%(1)
Total Annual Operating Expenses	1.09	%(2)	1.07	%(3)
Fee Waiver and Reimbursement	(0.04%)		(0.02%)
Net Annual Operating Expenses	1.05%		1.05%

(1)	Other expenses reflect operating expenses that are expected to be incurred during the current fiscal year.

(2)	TimesSquare LLC has contractually agreed, through May 1, 2005, to waive management fees and reimburse the Institutional Class of the Existing Fund if and to the extent total operating expenses attributable to the Institutional Class exceed 1.05% of average daily net assets of the Institutional Class.

(3)	Managers has contractually agreed, through at least May 1, 2007, to limit “Total Annual Operating Expenses” (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Annual Operating Expenses listed above, subject to later reimbursement by the Institutional Class of the New Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the New Fund’s contractual expense limitation, Managers may recover from the Institutional Class of the New Fund fees waived and expenses paid to the extent that Total Annual Operating Expenses attributable to the Institutional Class do not exceed the Institutional Class’ contractual expense limitation amount.

Example

To illustrate the effect of operating expenses, assume that each Fund’s annual return is 5% and that it had total operating expenses described in the table above. The example does not take into consideration TimesSquare LLC’s or Managers’ agreements to reduce Funds’ expenses and assumes that Funds’ operating expenses remain the same in each year of the applicable period. For every $10,000 invested in a Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Small Cap Growth / TimesSquare Fund – Retail Class	$153	$483	$836	$1,831
Pro Forma – Small Cap TimesSquare Fund – Premier Class	$127	$401	$695	$1,532
Small Cap Growth / TimesSquare Fund – Premier Class	$127	$405	$704	$1,553
Pro Forma – Small Cap TimesSquare Fund – Premier Class	$127	$401	$695	$1,532
Small Cap Growth / TimesSquare Fund – Institutional Class	$107	$343	$597	$1,325
Pro Forma – Small Cap TimesSquare Fund – Institutional Class	$107	$338	$588	$1,304

The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the New Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The information in the previous tables should not be considered a representation of past or future expenses or rates of return. Actual expenses or returns may be greater or less than those shown and may change.

Distribution and Purchase Procedures, Exchange Rights and Redemption Procedures

The purchase and redemption procedures of the Existing Fund are substantially similar to those of the New Fund, except shares of the New Fund may be purchased directly from the New Fund, as well as through retirement or savings plans or financial intermediaries, while shares of the Existing Fund may be purchased directly from the Existing Fund, as well as through Prudential Retirement Brokerage Services, Inc., retirement or savings plans or other financial intermediaries.

Institutional Class shares in the Existing Fund are available to:

•	Separate accounts of Connecticut General Life Insurance Company or other insurance companies that are offered to qualified employer-sponsored retirement plans, and to other employer-sponsored plans. To be eligible for the Institutional Class, the employer’s plans must invest over $100 million in CIGNA Funds or in investment vehicles managed and record-kept by affiliates of CIGNA or Prudential Financial, Inc. (“Prudential”). Also, these plans are eligible to purchase institutional class shares if the plan sponsor confirms a good faith expectation that investments in CIGNA Funds or Prudential managed assets by the sponsor and its plans will attain $100 million (using the higher of purchase price or current market value) within one year of initial purchase and if the plan sponsor agrees that Institutional Class shares may be redeemed and administrative class shares purchased if that level is not attained.

•	Other institutional investors investing over $5 million in the Existing Fund.

•	Subsidiaries and affiliates of CIGNA and Prudential.

Institutional Class shares in the New Fund are available to institutional investors investing over $5 million in the New Fund.

Premier Class shares in the Existing Fund are available to:

•	Separate accounts of Connecticut General Life Insurance Company or other insurance companies that are offered to qualified employer-sponsored retirement plans, and to other employer-sponsored plans. To be eligible for the premier class, the employer’s plans must invest over $20 million in CIGNA Funds or in investment vehicles managed and record-kept by affiliates of CIGNA or Prudential. Also, these plans are eligible to purchase institutional class shares if the plan sponsor confirms a good faith expectation that investments in CIGNA Funds or Prudential managed assets by the sponsor and its plans will attain $20 million (using the higher of purchase price or current market value) within one year of initial purchase and if the plan sponsor agrees that Premier Class shares may be redeemed and Retail Class shares purchased if that level is not attained.

•	Other institutional investors investing over $1 million in the Existing Fund.

•	Subsidiaries and affiliates of CIGNA and Prudential.

Premier Class shares in the New Fund are available to institutional investors investing over $1 million in the New Fund. In the Reorganization, holders of the Retail Class shares of the Existing Fund will receive shares of the Premier Class of the New Fund and will be exempt from any minimum investment requirements of the Premier Class of the New Fund.

In addition to the Funds’ asset requirements described above for Institutional and Premier Classes’ eligibility, financial intermediaries or plan record keepers may require retirement plans to meet certain additional requirements such as allocation of plan assets or a minimum level of assets per participant in order to purchase shares of any class of the Funds. Intermediaries or record keepers may also require plans to pay additional charges for services provided.

Retail class shares of the Existing Fund are available to individual investors, employer-sponsored retirement plans, and other accounts.

Shareholders of the New Fund may exchange into any of the 37 mutual funds that make up the Managers Family of Funds by mail, telephone, the internet or through an investment adviser, bank or investment professional. More detailed explanations of the services available through the New Fund can be found in the Prospectus that accompanies this Proxy Statement/Prospectus.

The Existing Fund reserved the right to refuse purchase orders and exchanges into the Existing Fund by any person, group or commonly controlled account if, in TimesSquare LLC’s opinion, trading of the Existing Fund shares would have a disruptive effect on portfolio management. TimesSquare LLC’s decision may be based upon dollar amount, volume or frequency of trading or other factors.

Managers will monitor the trading activities of the New Fund accounts on a daily basis, including large accounts maintained directly with the New Fund’s transfer agent. If Managers determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The New Fund reserves the right to refuse a purchase order for any reason and may limit or refuse an exchange request if Managers believes that a shareholder is engaging in market timing activities that may be harmful to the New Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the New Fund’s frequent trading policies are not deemed accepted by the New Fund and may be rejected by the New Fund on the next business day following receipt by the financial intermediary.

Distribution of the New Fund

Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers, serves as distributor of the New Fund. Managers or MDI may make direct or indirect payments to third parties in connection with the sale of New Fund shares or the servicing of shareholder accounts.

II.	PROPOSAL 1 - THE REORGANIZATION

Description of the Reorganization

On October 12, 2004, the Existing Fund’s Board unanimously voted to approve the Reorganization, subject to approval by shareholders of the Existing Fund. In the Reorganization, the Existing Fund will transfer its assets to the New Fund, which will assume the accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date of the Reorganization. Upon this transfer of assets and assumption of liabilities, the New Fund will issue shares to the Existing Fund, which shares will be distributed to shareholders in liquidation of the Existing Fund. Any shares you own of the Existing Fund at the time of the Reorganization will be cancelled and you will receive shares in the relevant class of the New Fund having an aggregate value equal to the aggregate value of your shares of the Existing Fund. Holders of the Institutional Class shares of the Existing Fund will receive shares of the Institutional Class of the New Fund. Holders of the Premier and Retail Class shares of the Existing Fund will receive shares of the Premier Class of the New Fund. The Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about April 17, 2005, or sooner, provided all of the other closing conditions have been satisfied.

Reasons for the Reorganization

The Reorganization is taking place as a result of CIGNA Corporation’s decision to sell the controlling interest in the investment advisory business of TimesSquare Inc. dedicated to growth equity securities to AMG, the ultimate parent company of Managers. We refer to this purchase as the “Acquisition.” TimesSquare LLC is an indirect subsidiary of AMG, formed by AMG in connection with the Acquisition to hold the TimesSquare Inc.’s growth equity management business purchased from CIGNA Corporation. The Acquisition was consummated on November 19, 2004. TimesSquare LLC has provided advisory services for the Existing Fund pursuant to the Interim Advisory Agreement since November 18, 2004. In connection with the Acquisition, CIGNA Corporation agreed to use reasonable efforts to obtain the approval of the Existing Fund’s Board and shareholders for the reorganization of the Existing Fund, a series of CIGNA Funds, into the New Fund, a series of Managers AMG Funds advised by Managers.

Headquartered in Norwalk, Connecticut, Managers was founded in 1983 to provide individual investors and smaller institutions with access to the same expertise, resources and techniques employed by major institutions and wealthy families. Managers serves as the investment adviser to The Managers Funds group, which includes Managers AMG Funds. Managers employs a proprietary selection process to search for and select independent investment managers to serve as subadvisors. Once chosen, the subadvisors are subject to ongoing monitoring by Managers’ research team. Managers is an affiliate of AMG. Managers currently has over $5 billion in assets under management. CIGNA Corporation and TimesSquare Inc. agreed to transfer to Managers and MDI the business relating to the management, administration, operation and distribution of the Existing Fund because they believe that the sale will provide continuity of money management for shareholders, while enhancing the distribution capabilities of the Existing Fund. In connection with the Reorganization, TimesSquare LLC will enter into an investment sub-advisory agreement with Managers under which TimesSquare LLC will be entitled to receive fees for providing sub-advisory services to the New Fund. For more information with respect to applicable arrangements for the payment of sub-advisory fees, see “Comparison of Investment Advisers and Investment Advisory Fees” herein.

Under the terms of the purchase agreement related to the Acquisition, Managers has agreed to use all reasonable efforts to comply with the conditions of Section 15(f) of the Investment Company Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company, or any of its affiliated persons, to receive any amount or benefit in connection with an assignment of the investment advisory contract between the adviser and the investment company (which will occur upon consummation of the Plan), provided that two conditions are met. First, for a period of three years after the assignment of the advisory agreement, at least 75% of the board members of the Existing Fund and the New Fund cannot be “interested persons” (as defined in the Investment Company Act) of Managers, TimesSquare Inc. or TimesSquare LLC. The Board of Trustees of the Existing Fund is currently in compliance with this provision of Section 15(f), as will be the Board of Trustees of the New Fund. Second, an “unfair burden” must not be imposed upon the Existing Fund as a result of this assignment or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the effective time of the assignment whereby Managers, TimesSquare LLC, TimesSquare Inc. or any interested person of Managers, TimesSquare LLC or TimesSquare Inc. receives or is entitled to receive any compensation, directly or indirectly, from the Existing Fund, the New Fund or their respective shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Existing Fund (other than bona fide ordinary compensation as principal underwriter for the Existing Fund). It is anticipated that the requirements of Section 15(f) will be complied with.

Terms of the Reorganization

At the effective time of the Reorganization, the New Fund will acquire all of the assets and assume all of the stated liabilities of the Existing Fund in exchange for shares of the New Fund.

The terms and conditions under which the Reorganization for the Existing Fund will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus. The Plan contemplates (i) the New Fund’s acquisition of all of the assets of the Existing Fund in exchange solely for shares of the New Fund and the assumption by the New Fund of those accrued and unpaid liabilities of the Existing Fund set forth in the statement of assets and liabilities of the Existing Fund as of the closing date for the Reorganization (the “Stated Liabilities”), and (ii) the distribution of those shares to the shareholders of the Existing Fund as soon as reasonably practicable after the closing. Holders of the Institutional Class shares of the Existing Fund will receive shares of the Institutional Class of the New Fund. Holders of the Premier and Retail Class shares of the Existing Fund will receive shares of the Premier Class of the New Fund. Each shareholder of the Existing Fund will receive a number of full and fractional shares of the New Fund equal in value to the number of full and fractional shares of the Existing Fund held by such shareholder as of the closing date. The Existing Fund will be dissolved soon thereafter.

Accordingly, immediately after the Reorganization, each former shareholder of the Existing Fund will own shares of the New Fund that will be equal in value to the shares of the Existing Fund held by that shareholder immediately prior to the Reorganization. The Plan provides the time for and method of determining the net value of the Existing Fund’s assets and the net asset value of a share of the New Fund. The valuation will be done immediately after the close of business, as described in the Plan, on the closing date of the Reorganization. Any special options (for example, automatic investment plans on current Existing Fund shareholder accounts) will automatically transfer to the new accounts.

The Plan provides that CIGNA Corporation, TimesSquare LLC and a subsidiary of AMG will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus, as agreed between them. The closing date is expected to occur by April 17, 2005, or sooner, provided all of the other closing conditions have been satisfied. The implementation of the Reorganization is subject to a number of conditions set forth in the Plan, including the approval of the Reorganization by shareholders of the Existing Fund. Another important condition to closing is that the Existing Fund receives a tax opinion to the effect that the Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes. As such, the Reorganization will not be taxable for such purposes to the Existing Fund, the New Fund or the Existing Fund’s shareholders. The Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by mutual agreement of the parties or by either party if the closing shall not have occurred on or before April 18, 2005, unless such date is extended by mutual agreement of the parties.

Board Consideration of the Reorganization

The Existing Fund’s Board of Trustees considered the proposed Reorganization of the Existing Fund into the New Fund at the meeting on October 12, 2004. Prior to that meeting, Managers had provided materials on the proposed Reorganization to the Board of Trustees. Those materials included information on the investment objective and the strategies of the New Fund, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Existing Fund shareholders from the proposed Reorganization. The Existing Fund’s Board of Trustees unanimously approved the proposed Reorganization after concluding that participation in the proposed Reorganization is in the best interests of the Existing Fund and its shareholders.

In determining whether to recommend approval of the Reorganization to shareholders of the Existing Fund, the Board of Trustees of the Existing Fund (including the independent trustees) made inquiries into a number of matters and considered the following factors, among others:

Services

(a)	The nature, extent, and quality of the services to be provided by Managers and TimesSquare LLC;

(b)	The investment options available to shareholders of the Existing Fund and the New Fund;

(c)	The fact that the Reorganization provides continuity of day-to-day portfolio management for shareholders due to the fact that the Existing Fund’s investment adviser would continue to manage the New Fund in the same manner;

Investment Performance and Compatibility

(d)	The compatibility of the investment objective, policies and restrictions of the Existing Fund and the New Fund, which is a new series organized to match substantially the Existing Fund’s objective, policies and restrictions;

(e)	The potential benefits to Existing Fund shareholders from the Existing Fund’s access to the potentially larger distribution network and capability of the New Fund;

Expenses

(f)	The fees and expenses of the New Fund;

(g)	That the expense of the Reorganization would not be borne by the Existing Fund’s shareholders;

Benefits to CIGNA Corporation, TimesSquare Inc., TimesSquare LLC and Managers

(h)	Any benefits derived by CIGNA Corporation, TimesSquare Inc. or to be derived by Managers or TimesSquare LLC from their relationship with the Existing Fund;

(i)	The consideration to be paid to CIGNA Corporation in connection with the Reorganization, which consideration will be paid by TimesSquare LLC or its affiliates, and not by the New Fund;

No Dilution and Tax-Free Transaction

(j)	The terms and conditions of the Reorganization and that no dilution of shareholder interests is expected;

(k)	The favorable U.S. federal tax consequences of the Reorganization;

(l)	The absence of unfavorable other indirect tax consequences of the Reorganization;

Managers’ Reputation and Possible Alternatives

(m)	The reputation, financial strength and resources of Managers and its affiliates, and its expressed plans for the Existing Fund after the proposed Reorganization;

(n)	CIGNA Corporation’s sale of the controlling interest in the growth equity investment advisory business of TimesSquare Inc. to AMG, the ultimate parent company of Managers and TimesSquare LLC; and

(o)	That the Existing Fund would most likely be liquidated if the proposed Reorganization were not effected.

The Board of Trustees of the Existing Fund also considered whether the arrangements between Managers and TimesSquare LLC comply with the conditions of Section 15(f) of the Investment Company Act. As noted previously, Managers has agreed to use all reasonable efforts to comply with the conditions of Section 15(f).

In addition to other due diligence, the Board discussed a variety of other matters with Managers, and the Board’s related questions to Managers were answered to the Board’s satisfaction.

Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as the Existing Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address all of the federal income tax considerations that may be relevant to you nor does it address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Existing Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Existing Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Existing Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is not intended to result in the recognition of income, gain or loss for United States federal income tax purposes for the Existing Fund or its shareholders. As a condition to the Reorganization, Managers AMG Funds and the CIGNA Funds will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

•	the transfer by the Existing Fund of all of its assets to the New Fund, in exchange solely for shares of the New Fund, the assumption by the New Fund of the Stated Liabilities of the Existing Fund, and the distribution of the shares of the New Fund to the shareholders of the Existing Fund in complete liquidation of the Existing Fund will constitute a reorganization within the meaning of Section 368(a) of the Code;

•	the Existing Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	the Existing Fund will recognize no gain or loss on (i) the transfer of its assets to the New Fund in exchange solely for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s Stated Liabilities or (ii) the subsequent distribution of those shares to the Existing Fund’s shareholders in exchange for their Existing Fund shares;

•	the New Fund will recognize no gain or loss on its receipt of the Existing Fund’s assets in exchange solely for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s Stated Liabilities;

•	the New Fund’s basis in the Existing Fund’s assets will, in each instance, be the same as the Existing Fund’s basis therein immediately before the Reorganization, and the New Fund’s holding period for the Existing Fund’s assets will, in each instance, include the Existing Fund’s holding period therefor;

•	a shareholder of the Existing Fund will recognize no gain or loss on the exchange of all the Existing Fund shares held by such shareholder solely for shares of the New Fund pursuant to the Reorganization; and

•	an Existing Fund shareholder’s aggregate basis in the shares of the New Fund received by such shareholder in the Reorganization will be the same as the Existing Fund shareholder’s aggregate basis in the Existing Fund shares surrendered in exchange for those shares of the New Fund, and the Existing Fund shareholder’s holding period for those shares of the New Fund will include, in each instance, the shareholder’s holding period for those Existing Fund shares, provided the shareholder holds them as capital assets on the closing date of the Reorganization.

The receipt of such an opinion is a condition to the consummation of the Reorganization. Managers AMG Funds has not obtained an Internal Revenue Service (“IRS”) private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of the Existing Fund in exchange for the New Fund’s shares and the assumption by the New Fund of the Stated Liabilities of the Existing Fund do not constitute a tax-free reorganization, Existing Fund shareholders generally will recognize gain or loss equal to the difference between the value of the New Fund shares the shareholder acquires and the tax basis of the shareholder’s Existing Fund shares.

Shareholders of the Existing Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to certain federal income tax consequences of the Reorganization, each shareholder of the Existing Fund should also consult such shareholder’s tax advisors as to the federal, state and local tax consequences, if any, of the Reorganization based upon the shareholder’s particular circumstances.

Fees and Expenses of the Reorganization

All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization, will be paid by Managers, TimesSquare Inc. and CIGNA Corporation as agreed among them.

III.	PROPOSAL 2 – APPROVAL OF AN INTERIM ADVISORY AGREEMENT WITH TIMESSQUARE LLC

Background

Having determined to recommend the Reorganization, the Board of Trustees of the Existing Fund appointed TimesSquare LLC, the successor to the growth equity management business of TimesSquare Inc., as the interim investment adviser to the Existing Fund commencing November 18, 2004 until the closing of the Reorganization. If both the Reorganization and appointment of TimesSquare LLC are approved, the Interim Advisory Agreement will continue in effect until the closing of the Reorganization.

Interim Advisory Agreement

Under the Investment Company Act, shareholders must approve any new investment advisory agreement for the Existing Fund. However, Rule 15a-4 under the Investment Company Act permits the Existing Fund’s Trustees to appoint an adviser on an interim basis without prior shareholder approval if the new adviser agrees to provide such services on the same terms as the previous adviser. A new adviser may manage on such an interim basis for a period of 150 days. Any fees that TimesSquare LLC would be entitled to under the Interim Advisory Agreement will be held in escrow by the Existing Fund until shareholder approval of the Interim Advisory Agreement is obtained. If shareholders of the Existing Fund do not approve the Interim Advisory Agreement, TimesSquare LLC will not receive the fee under the Interim Advisory Agreement, but instead would be paid a fee based upon TimesSquare LLC’s cost in managing the Existing Fund. If the appointment of TimesSquare LLC as interim investment adviser is not approved by April 17, 2005, TimesSquare LLC will no longer provide advisory services to the Existing Fund, unless an extension of the 150-day period is permitted by a rule or interpretive position of the staff of the SEC.

Reasons for Approving the Interim Advisory Agreement and Board’s Recommendation

The Trustees of the Existing Fund recommend that the shareholders of the Existing Fund approve the Interim Advisory Agreement with TimesSquare LLC. In determining to appoint TimesSquare LLC as investment adviser on an interim basis, the Trustees considered the following factors:

•	Continuity of Investment Management. The Board of Trustees considered the value of maintaining continuity in the investment management of the Existing Fund and the fact that TimesSquare LLC will be using the same portfolio investment team as TimesSquare Inc. in managing the Existing Fund.

•	Investment Compliance and Performance. The Board of Trustees considered whether the Existing Fund has operated within its investment objective and its record of compliance with its investment restrictions. They also reviewed the Existing Fund’s investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices. In reviewing the Existing Fund’s investment performance, the Board noted that in its quarterly review of performance the Existing Fund had outperformed its Lipper category peers over the three-year period ending September 30, 2004.

•

Personnel and Methods. The Board of Trustees reviewed the background of the Existing Fund’s portfolio managers and the Fund’s investment objective and discipline. The Board also noted that the portfolio management personnel of TimesSquare LLC will be the same as that of TimesSquare Inc.: Yvette C. Bockstein is a managing director and portfolio manager with over 37 years of investment experience, and Grant R. Babyak is a managing director and portfolio manager with over 15 years of investment experience. Prior to joining TimesSquare Inc. as Managing Trustee and Portfolio Manager in 2000, Ms. Bockstein served as a portfolio manager of Fiduciary Trust Company International, which she joined in 1978. Prior to joining TimesSquare Inc. in 2000, Mr. Babyak served as a portfolio manager of Fiduciary Trust Company International, which he joined in 1996. In addition, the Board considered the quality, reputation, and composite performance of TimesSquare Inc. in managing the Existing Fund and other accounts with similar investment strategies.

•	Nature and Quality of Other Services. The Board of Trustees considered the nature, quality, cost and extent of administrative and shareholder services performed by TimesSquare Inc. and affiliated companies and to be performed by Managers and TimesSquare LLC.

•	Expenses. The Board of Trustees considered that the expense ratios of the Institutional Class and Premier Class of the Existing Fund, taking into account expense limitations, were lower than the dollar-weighted average expense ratios of comparable funds based on Lipper averages. They also considered the amount and nature of fees paid by shareholders.

•	Terms of the Interim Advisory Agreement. The Board of Trustees also considered the fact that the terms of the Interim Advisory Agreement are substantially identical to those of the previous investment advisory agreement between TimesSquare Inc. and the Existing Fund, that investment advisory fees paid by the Existing Fund would remain unchanged, and that expense limitations for the Existing Fund would continue at their current level until the Reorganization.

Previous Advisory Agreement with TimesSquare Inc.

The following is a summary of the material terms of the advisory agreement between the Existing Fund and TimesSquare Inc. (the “Previous Advisory Agreement”), which terminated on November 18, 2004.

Services

Under the terms of the Previous Advisory Agreement, TimesSquare Inc. served as manager and investment adviser to the Existing Fund. TimesSquare Inc., at its expense, furnished continuously an investment program for the Existing Fund and determined, subject to the control and periodic review of the Board of Trustees of the Existing Fund, what investments would be purchased, held, sold or exchanged by the Existing Fund and what portion, if any, of the assets of the Existing Fund would be held in cash, cash equivalents or other temporary investments. Subject to the provisions of the Declaration of Trust of CIGNA Funds and their Bylaws, the Investment Company Act, and the control of the Board of Trustees, TimesSquare Inc. also managed, supervised and conducted the other affairs and business of the Existing Fund. TimesSquare Inc. provided at its expense or paid for office space and all necessary office facilities, equipment and personnel for managing the investments of the Existing Fund, necessary executive and other personnel for managing the affairs of the Existing Fund, including personnel to perform clerical, bookkeeping, accounting and other office functions (exclusive of those related to and to be performed under contracts for custodial, transfer, paying and plan agency services by the bank selected to perform such services and exclusive of the Office of the Treasurer and Office of the Secretary), and all information and services, other than services of counsel, required in connection with the preparation of registration statements and prospectuses, all annual, semiannual and periodic reports, and notices and proxy solicitation material furnished to shareholders of the Existing Fund, or to holders of variable annuity contracts funded by shares of the Existing Fund, or to regulatory authorities.

Compensation

As compensation under the Previous Advisory Agreement, the Existing Fund paid TimesSquare Inc. a monthly advisory fee at an annual rate of 1.00% of the Existing Fund’s average daily net assets calculated each business day and paid monthly. In addition, TimesSquare Inc. had contractually agreed to waive management fees and reimburse: (i) the Retail Class of the Existing Fund if and to the extent total operating expenses of the Retail Class exceed 1.50% of average daily net assets of the Retail Class; (ii) the Premier Class of the Existing Fund if and to the extent total operating expenses of the Premier Class exceed 1.25% of average daily net assets of the Premier Class; and (iii) the Institutional Class of the Existing Fund if and to the extent total operating expenses of the Institutional Class exceed 1.05% of average daily net assets of the Institutional Class. TimesSquare Inc. retains the right to be repaid by the Existing Fund if the Existing Fund’s expenses fall below the percentages specified above prior to the end of the fiscal year or within three years after TimesSquare Inc. waives advisory fees or reimburses the Existing Fund’s operating expenses.

During the fiscal year ended December 31, 2004, the gross advisory fees paid by the Existing Fund to TimesSquare Inc. and the aggregate fee waivers / reimbursements (at both the fund level and the class level) were as follows:

MANAGEMENT FEES	FEE WAIVERS	REIMBURSEMENTS	MANAGEMENT FEES NET OF WAIVERS AND/OR REIMBURSEMENTS
$4,421,443	$178,769	—	$4,242,674

Indemnification

Under the Previous Advisory Agreement, TimesSquare Inc. indemnifies the Existing Fund with respect to any and all damages the Existing Fund may sustain resulting from any dishonest act of any employee or agent of TimesSquare Inc.

IV.	SUMMARY OF DIFFERENCES BETWEEN THE EXISTING FUND AND THE NEW FUND

The following summary highlights certain differences between the Existing Fund and the New Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed prospectus of the New Fund.

Comparison of Business Structure

Form of Organization

The Existing Fund is a series of CIGNA Funds, a Massachusetts business trust which is an unincorporated voluntary association organized under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated July 28, 1998, as amended. The New Fund is a series of Managers AMG Funds, a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated June 18, 1999, as amended. The Master Trust Agreement and Bylaws of Managers AMG Funds are designed to make Managers AMG Funds similar in most respects to a Massachusetts business corporation. Similarly, the Master Trust Agreement and Bylaws of CIGNA Funds are designed to make CIGNA Funds similar in most respects to a Massachusetts business corporation. The operations of both the Existing Fund and the New Fund are governed by Massachusetts law and by Master Trust Agreements and Bylaws of CIGNA Funds and Managers AMG Funds, respectively. The Existing Fund and the New Fund are each registered with the SEC as an open-end management investment company and subject to the provisions of the Investment Company Act and the rules and regulations thereunder.

Shares

CIGNA Funds and Managers AMG Funds (each, a “Trust”) are each authorized to issue shares of beneficial interest in separate portfolios (series) in addition to the Existing Fund and the New Fund, respectively. The Master Trust Agreement of each Trust permits the Trustees of the Trust to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in any series.

Each share of a given class of a Fund represents an equal proportionate interest in the shares of that class of the Fund and has identical voting, dividend, redemption, liquidation, and other rights, except that each class of shares bears differing class-specific expenses and exchange privileges, and the Premier and Retail Classes of the Existing Fund have exclusive voting rights on matters relating to their record keeping arrangements and distribution plans. Shares of each Fund have no preemptive, conversion or similar rights. The Master Trust Agreement of each Trust provides that shares are fully paid and non-assessable by the applicable Trust.

Shareholder Liability

Under Massachusetts law, shareholders of a Trust may under certain circumstances be held personally liable as partners for the obligations of the Trust. However, the Master Trust Agreement of Managers AMG Funds provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the New Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the New Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. Similarly, the Master Trust Agreement of CIGNA Funds disclaims liability of the shareholders, Trustees or officers of CIGNA Funds for acts or obligations of CIGNA Funds, which are binding only on the assets and property of CIGNA Funds, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by CIGNA Funds or the CIGNA Funds Trustees.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the trust. The Master Trust Agreements of each Trust provide for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust.

Liability of Trustees

The Master Trust Agreement of CIGNA Funds provides that no Trustee or officer of CIGNA Funds shall be liable in connection with the affairs of the Existing Fund, except if the liability arises from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or such officer. With the exceptions stated, CIGNA Funds’ Master Trust Agreement provides that a Trustee or officer of CIGNA Funds is entitled to be indemnified against all liabilities incurred by such Trustee or officer in connection with the defense or disposition of any action, suit or other proceeding in which such Trustee or officer may be involved by reason of being or having been such a Trustee or officer.

The Master Trust Agreement of Managers AMG Funds provides that the name of Managers AMG Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent of Managers AMG Funds is liable to any third persons in connection with the affairs of the New Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of Managers AMG Funds (or particular series thereof) for any satisfaction of claims arising in connection with the affairs of Managers AMG Funds (or particular series thereof, as applicable). With the exceptions stated, Managers AMG Funds’ Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of Managers AMG Funds.

Meetings

Neither the Existing Fund nor the New Fund holds regular or annual shareholder meetings. The Trustees of the Existing Fund and the New Fund may call, as necessary, shareholder meetings of the Existing Fund or the New Fund, respectively. Shareholders of each Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee of the relevant Trust from office. The Trustees of each Trust will call a meeting of shareholders to vote on removal of a Trustee of the Trust upon the written request of the record holders of 10% of the shares of the Trust.

Under CIGNA Funds’ Master Trust Agreement, thirty percent of the shares entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law. Similarly, under Managers AMG Funds’ Master Trust Agreement, thirty percent of the shares entitled to vote constitutes a quorum at a shareholder meeting, except when a larger quorum is required by law.

Voting Requirements

Shares of the Existing Fund entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any other series of CIGNA Funds. On any matter submitted to a vote of shareholders of CIGNA Funds, all shares of CIGNA Funds then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual series or class of shares, a separate vote of shareholders of that series or class would be required. Shareholders of a series or class would not be entitled to vote on any matter which does not affect that series or class but which would require a separate vote of another series or class. Shares of the Existing Fund do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of CIGNA Funds and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

The shareholders of the New Fund are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the New Fund shall be entitled to vote. Subject to the Investment Company Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of Managers AMG Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the net asset value of shares of all series of Managers AMG Funds voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees.

Liquidation or Dissolution

The Master Trust Agreement of CIGNA Funds provides that in the event of the liquidation or dissolution of CIGNA Funds, the holders of Shares of each series or any class thereof shall be entitled to receive the excess of the assets belonging to that series, or in the case of a class, belonging to that series and allocable to that class, over the liabilities belonging to that series or class. The assets so distributable to the shareholders of any particular series or class shall be distributed among such shareholders in proportion to the number of shares of that series or class held by them. The liquidation of any particular series or class may be authorized at any time by vote of a majority of the Trustees then in office.

Similarly, the Master Trust Agreement of Managers AMG Funds provides that in the event of the liquidation or dissolution of Managers AMG Funds, the holders of Shares of each series or any class thereof shall be entitled to receive the excess of the assets belonging to that series, or in the case of a class, belonging to that series and allocable to that class, over the liabilities belonging to that series or class. The assets so distributable to the shareholders of any particular series or class shall be distributed among such shareholders in proportion to the number of shares of that series or class held by them. The liquidation of any particular series or class may be authorized at any time by vote of a majority of the Trustees then in office.

Derivative Actions

Under Massachusetts law and the Master Trust Agreements, a shareholder of each of the Existing Fund or the New Fund may bring a derivative action on behalf of CIGNA Funds or Managers AMG Funds, respectively, only if the following conditions are met. In general, the shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction. A Trustee shall not be disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service on the Board of Trustees of the Trust or on the boards of other funds that are affiliated with the Trust. Unless a demand upon the Trustees is not required, shareholders who hold at least 10% of the outstanding shares of the Trust must generally join in the demand upon the Trustees.

The foregoing is only a summary of certain characteristics of the operations of the respective Master Trust Agreements and Bylaws of CIGNA Funds and Managers AMG Funds and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Master Trust Agreements and Bylaws (which are attached as exhibits to the

Registration Statements of the Existing Fund and the New Fund, respectively, which may be found at the SEC’s website at www.sec.gov) and Massachusetts law directly for more complete information.

Comparative Information on Fundamental Investment Restrictions

The Existing Fund and the New Fund are each subject to certain fundamental investment restrictions regarding their investments. A fundamental investment restriction may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding securities (as defined in the Investment Company Act). However, investment restrictions that are not fundamental may be changed by a Fund’s Trustees without shareholder approval. The tables in Appendix C compare the fundamental investment restrictions of the Existing Fund and the New Fund. Differences in fundamental investment restrictions between the Existing Fund and the New Fund are not expected to result in any material difference between the manner in which the New Fund is managed as compared to the Existing Fund. There are no material differences in the fundamental investment restrictions of the Existing Fund and the New Fund.

Existing and Pro Forma Capitalizations

The New Fund will be the accounting successor to the Existing Fund after consummation of the Reorganization. No capitalization information is shown for the New Fund because the New Fund will not commence operations until the completion of the Reorganization. Accordingly, the pro forma capitalization of the combined Fund will be identical to the capitalization of the Existing Fund, shown in the tables below as of December 31, 2004.

	Net Assets	Net Asset Value per Share	Shares Outstanding
Small Cap Growth/TimesSquare Fund-Institutional Class	$410,171,000	$11.88	34,520,000
Small Cap Growth/TimesSquare Fund-Premier Class	$103,589,000	$11.83	8,757,000
Small Cap Growth/TimesSquare Fund-Retail Class	$12,380,000	$11.75	1,053,000
TimesSquare Small Cap Growth Fund - Pro Forma Institutional Class	$410,171,000	$11.88	34,520,000
TimesSquare Small Cap Growth Fund - Pro Forma Premier Class	$115,969,000	$11.83	9,803,000

Comparison of Investment Advisers and Investment Advisory Fees

Investment Adviser— New Fund

Managers is the investment adviser to the New Fund. Managers has overall supervisory responsibility for the investment program of the New Fund. Managers selects and recommends, subject to the approval of the Board of Trustees of Managers AMG Funds, subadvisor(s) to manage the New Fund’s investment portfolio. It also monitors the performance, security holdings and investment strategies of subadvisor(s) and, when appropriate, researches any potential new subadvisor(s) for the New Fund. The SEC has given Managers AMG Funds an exemptive order permitting Managers to change subadvisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes. Managers also furnishes certain administrative, compliance and accounting services for Managers AMG Funds and the New Fund.

Subadvisor—New Fund

Managers has contracted with TimesSquare LLC to act as subadvisor to the New Fund. TimesSquare LLC became the successor to the growth equity investment advisory business of TimesSquare Inc., the investment adviser to the Existing Fund, when AMG, the ultimate parent company of Managers and TimesSquare LLC, purchased the controlling interest in this business from CIGNA Corporation. The Board of Trustees of the Existing Fund appointed TimesSquare LLC as the interim investment adviser to the Existing Fund commencing November 18, 2004, until the closing of the Reorganization.

TimesSquare LLC, as the subadvisor, will provide the day-to-day management of the investment operations of the New Fund. TimesSquare LLC is located at Four Times Square, 25th Floor, New York, NY 10036-9998 and managed approximately $5 billion in assets as of November 19, 2004. AMG indirectly owns a majority interest in TimesSquare LLC.

Portfolio Managers

Yvette C. Bockstein is a managing director and portfolio manager with over 37 years of investment experience. Prior to joining TimesSquare Inc. as Managing Trustee and Portfolio Manager in 2000, Ms. Bockstein served as a portfolio manager of Fiduciary Trust Company International, which she joined in 1978.

Grant R. Babyak is a managing director and portfolio manager with over 15 years of investment experience. Prior to joining TimesSquare Inc. in 2000, Mr. Babyak served as a portfolio manager of Fiduciary Trust Company International, which he joined in 1996.

Investment Management Agreement—Existing Fund

Pursuant to the Master Investment Advisory Agreement between CIGNA Funds and TimesSquare Inc., TimesSquare Inc. managed the investment and reinvestment of the assets of the Existing Fund. Subject to the control and periodic review of the Board of Trustees of CIGNA Funds, TimesSquare Inc. determined what investments shall be purchased, held, sold or exchanged for the account of the Existing Fund.

CIGNA Funds paid all expenses not specifically assumed by TimesSquare Inc., including compensation and expenses of Trustees who were not directors, officers or employees of TimesSquare Inc. or any other affiliates of CIGNA Corporation; investment management fees; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of the independent registered public accounting firm; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by CIGNA Funds; taxes and corporate fees; legal fees incurred in connection with the affairs of CIGNA Funds; expenses of meetings of the shareholders and Trustees; and any expenses allocated or allocable to a specific class of shares.

TimesSquare Inc., at its own expense, furnished to CIGNA Funds office space and facilities and, except with respect to the Office of the Treasurer and Office of the Secretary as provided in the Master

Investment Advisory Agreement, all personnel for managing the affairs of CIGNA Funds and the Existing Fund. CIGNA Funds and other registered investment companies advised by TimesSquare Inc. agreed to reimburse TimesSquare Inc. for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. The Board of Trustees of CIGNA Funds approved the method under which this cost was allocated to CIGNA Funds, and then to each series of CIGNA Funds.

As full compensation for the investment management and all other services rendered to the Existing Fund by TimesSquare Inc., the Existing Fund paid TimesSquare Inc. a fee computed daily and paid monthly (excluding fee waivers and reimbursement arrangements) at an annual rate of 1.00% of the value of the Existing Fund’s average daily net assets.

Trust-wide expenses not identifiable to any particular series of CIGNA Funds were allocated among its series. TimesSquare Inc. voluntarily agreed to reimburse the Existing Fund to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of the Existing Fund exceeded a percentage of the value of the Existing Fund’s average daily net assets, as follows:

Institutional Class	Premier Class	Retail Class
1.05%	1.25%	1.50%

TimesSquare Inc. had the right to terminate its agreement to waive fees and reimburse expenses at any time. TimesSquare Inc. retained the right to be repaid by the Existing Fund if the Existing Fund’s expenses fall below the percentages specified above prior to the end of the fiscal year or within three years after TimesSquare Inc. waived advisory fees or reimbursed the Existing Fund’s operating expenses.

The Master Investment Advisory Agreement provided that it would continue from year to year as to the Existing Fund, provided that such continuance was specifically approved at least annually: (a) by a vote of the “majority of the outstanding voting securities” (as such term is defined in the Investment Company Act) of the Existing Fund or by the Board of Trustees of CIGNA Funds; and (b) by a vote of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the Investment Company Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provided that it (i) may be terminated at any time without penalty (a) upon 60 days’ written notice by vote of the Trustees of CIGNA Funds, or with respect to any series of CIGNA Funds, by vote of a majority of the outstanding voting securities of that series, or (b) by TimesSquare Inc. upon 90 days’ written notice to CIGNA Funds in the case of the Master Investment Advisory Agreement and (ii) will automatically terminate in the event of its “assignment” (as such term is defined in the Investment Company Act).

Interim Advisory Agreement

The terms of the Interim Advisory Agreement between TimesSquare LLC and the Existing Fund, which went into effect on November 18, 2004, are substantially identical to those of the Master Investment Advisory Agreement between TimesSquare Inc. and the Existing Fund, except that CIGNA Investment Advisors, Inc. provides the Existing Fund with administrative services such as preparation of shareholder reports, regulatory filings, and Board of Trustees meeting materials, and coordination with Existing Fund service providers such as the custodian and transfer agent under a separate Administrative

Services Agreement. The Existing Fund pays CIGNA Investment Advisors, Inc. a fee at the annual rate of 0.04% of the Fund’s average daily net assets for these services.

Investment Management Agreement and Subadvisory Agreement—New Fund

Managers serves as investment manager to the New Fund under the investment management agreement (the “Investment Management Agreement”). The Investment Management Agreement permits Managers to from time to time engage one or more subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, Managers has entered into a subadvisory agreement with TimesSquare LLC (the “Subadvisory Agreement”).

The Investment Management Agreement provides that Managers is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the New Fund in compliance with the New Fund’s investment objective and policies as set forth in Managers AMG Funds’ current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the New Fund;

•	determining (subject to the overall supervision and review of the Board of Trustees of Managers AMG Funds) what investments shall be purchased, held, sold or exchanged by the New Fund and what portion, if any, of the assets of the New Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of Managers AMG Funds in the investments of the New Fund.

Under the Subadvisory Agreement, TimesSquare LLC is responsible for performing substantially these same advisory services for Managers and the New Fund.

The Investment Management Agreement also provides that Managers shall furnish the New Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. Managers compensates all executive and clerical personnel and Trustees of Managers AMG Funds if such persons are employees of Managers or its affiliates.

The New Fund pays all expenses not borne by Managers or TimesSquare LLC including, but not limited to, the charges and expenses of the New Fund’s custodian and transfer agent, the independent registered public accounting firm and legal counsel for the New Fund and Managers AMG’s independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of Managers, TimesSquare LLC or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires TimesSquare LLC to provide fair and equitable treatment to the New Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate TimesSquare LLC to acquire for the New Fund a position in any investment which any of TimesSquare LLC’s other clients may acquire. The New Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the New Fund or otherwise.

Although TimesSquare LLC makes investment decisions for the New Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the New Fund and another client of TimesSquare LLC are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the New Fund and the other client(s) pursuant to a formula considered equitable by TimesSquare LLC. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the New Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the New Fund.

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the New Fund has agreed to pay Managers an investment management fee at an annual rate of 1.00% of the value of the New Fund’s average daily net assets, paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, Managers has agreed to pay TimesSquare LLC a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the New Fund, which is also computed daily and paid monthly. The fee paid to TimesSquare LLC is paid out of the fee Managers receives from the New Fund and does not increase the expenses of the New Fund.

If the Reorganization is approved, Managers will contractually agree to continue for the New Fund the current expense limitation currently being maintained by TimesSquare LLC with respect to the Existing Fund. Consequently, Managers has contractually agreed, through May 1, 2006, to limit total annual operating expenses for the New Fund (exclusive of taxes, interest, brokerage costs and extraordinary items), subject to later reimbursement by the New Fund in certain circumstances, as follows:

Institutional Class	Premier Class
1.05%	1.25%

The waiver may, at the discretion of Managers, be continued beyond May 1, 2006.

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of Managers AMG Funds or by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act) of the New Fund, and (ii) in either event by the vote of a majority of the Trustees of Managers AMG Funds who are not parties to the agreements or “interested persons” (as defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the Investment Company Act), by Managers or (in the case of the Subadvisory Agreement) by TimesSquare LLC on not more than 60 days’ written notice to the other party and to the New Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the Investment Company Act and regulations thereunder.

Independent Registered Public Accounting Firm

Managers AMG Funds has selected PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, as the independent registered public accounting firm for the New Fund for the fiscal year ending December 31, 2005.

Other Principal Service Providers

The following table lists the principal service providers for the Existing Fund and the New Fund. The Reorganization is not expected to result in an increase of transfer agency or custodial expenses for shareholders of the Existing Fund.

SERVICE PROVIDERS

SERVICE	EXISTING FUND	NEW FUND
Investment Adviser	TimesSquare Capital Management LLC Four Times Square, 25th Floor New York, NY 10036-9998	Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854

Investment Subadvisor	None	TimesSquare Capital Management, LLC Four Times Square, 25th Floor New York, NY 10036-9998

Distributor	Prudential Retirement Brokerage Services, Inc. 280 Trumbull Street, Hartford, CT 06103	Managers Distributors, Inc. 800 Connecticut Avenue Norwalk, Connecticut 06854

Administrator	CIGNA Investment Advisors, Inc. 280 Trumbull St. Hartford, CT 06103	Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854

Custodian	State Street Bank and Trust Company Boston, MA	The Bank of New York 2 Hanson Place Brooklyn, New York 10286

Fund Accountant	State Street Bank and Trust Company Boston, MA	The Bank of New York 2 Hanson Place Brooklyn, New York 10286

Transfer Agent and Dividend Disbursing Agent	State Street Bank and Trust Company Boston, MA	Managers c/o PFPC P.O. Box 9769 Providence, RI 02940-9769 (800) 548-4539

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, Massachusetts 02110	PricewaterhouseCoopers LLP 125 High Street Boston, Massachusetts 02110

V.	INFORMATION ON VOTING

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the Board of Trustees of the Existing Fund to solicit your vote for the Reorganization and the approval of the Interim Advisory Agreement with TimesSquare LLC at a meeting of shareholders of the Existing Fund, which we refer to as the “Meeting.” The Meeting is scheduled to begin on April 8, 2005 at 8:30 a.m. EST.

In addition to the solicitation of proxies by mail or expedited delivery service, the Existing Fund’s Trustees, employees and agents of the Existing Fund and their affiliates, and TimesSquare LLC and its employees may solicit proxies by telephone. The Existing Fund and the New Fund will not pay any of the costs associated with the preparation of this Proxy Statement/Prospectus or the solicitation of proxies.

Revocability of Proxies

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the Existing Fund. You may also give written notice of revocation in person at the Meeting (however, your presence at the Meeting alone is not sufficient to revoke your proxy). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.

Voting Procedures

You may vote by completing and signing the enclosed proxy card and mailing it to us in the enclosed prepaid return envelope (if mailed in the United States).

Only shareholders of record on March 1, 2005 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on March 1, 2005 is entitled to one vote. The presence in person or by proxy of shareholders entitled to cast more than 30% of the votes eligible to be cast at the Meeting will constitute a quorum with respect to the Reorganization. When a quorum is present, approval of the Reorganization will require the affirmative vote of more than 50% of the Existing Fund’s outstanding shares. The holders of a majority of the shares of the Existing Fund entitled to vote shall be a quorum for the meeting with respect to the Interim Advisory Agreement. Approval of the Interim Advisory Agreement will require the affirmative vote of the lesser of: (i) 67% or more of the number of shares of the Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the Existing Fund’s outstanding shares are present or represented at the Meeting; or (ii) more than 50% of the Existing Fund’s outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is more for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the Existing Fund will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions do not constitute a vote “for” and effectively result in a vote “against” the proposals. Broker non-votes do not represent a vote “for” and effectively result in a vote “against” the proposals.

The Board of Trustees of CIGNA Funds knows of no matters other than those described in this Proxy/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board’s intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

Annual Meetings and Shareholder Meetings

The Existing Fund normally will not hold meetings of shareholders, except as required under the Investment Company Act. The New Fund does not presently hold annual meetings of shareholders for the election of Trustees or other business, unless otherwise required by the Investment Company Act. Any shareholder proposal for a shareholder meeting must be presented to the Existing Fund or the New Fund within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because regular shareholder meetings are not held, no anticipated date of the next meeting can be provided.

Interest of Certain Persons in the Transactions

Existing Fund

To the knowledge of the Existing Fund, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any class of any Existing Fund, as of March 1, 2005:

Name and Address	Percentage Ownership	Type of Ownership
J P Morgan Chase Bank as Trustee for United Benefits Group’s Co-op Retirement Trust 522 Fifth Avenue New York, NY 10036	9.0%	Retirement Plan

Sears 401(k) Savings Plan State Street Bank & Trust Co. as Trustee - Trust Agreement dated 06/29/2002 105 Roseman Avenue, Attn: Leroy Collins Westwood, MA 02090	8.3%	Retirement Plan

Northern Trust Co. Trustee FBO UBSPW DB- TimesSquare 22-10180 P.O. Box 92956 Chicago, IL 60675	5.7%	Retirement Plan

Fidelity Investments Institutional Operations Co., Inc. (FIIOC) as Agent for Certain Employee Benefit Plans 100 Magellan Way (KW1C) Covington, KY 41015	7.8%	Retirement Plan

BNY Western Trust Co FBO Providence Health System Two Union Square, Suite 520, 601 Union Street Seattle, WA 98101	4.6%	Retirement Plan

BNY Western Trust Co FBO Providence Health System Foundation Two Union Square, Suite 520, 601 Union Street Seattle, WA 98101	1.4%	Retirement Plan

The Hartford Foundation for Public Giving Fleet National Bank, Trustee 777 Main Street CT EF40222C Hartford, CT 06115	5.2%	Charitable Foundation

To the knowledge of the Existing Fund, no persons owned of record or beneficially, 25% or more of the outstanding shares of any class of the Existing Fund, as of March 1, 2005.

As of March 1, 2005, the Trustees and officers of the Existing Fund as a group owned less than 1% of the outstanding shares of any class of the Existing Fund.

New Fund

No shares of the New Fund were outstanding as of March 1, 2005.

AVAILABLE INFORMATION

The Existing Fund and the New Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

CIGNA FUNDS GROUP

C/O CIGNA INVESTMENT ADVISORS, INC.

280 TRUMBULL STREET

HARTFORD, CT 06103

By my signature below, I appoint Richard H. Forde and Jeffrey S. Winer, officers of CIGNA Funds Group, and either one of them, as my proxies and attorneys, with power of substitution, to vote, acting alone or together, all shares of the Small Cap Growth/TimesSquare Fund (the “Fund”) that I am entitled to vote at the Special Meeting(s) of shareholders of the Fund (the “Meeting”) to be held at The Colony Club, Baystate West, 1500 Main Street, Springfield, Massachusetts 01115, on April 8, 2005, at 8:30 a.m. (Eastern Standard Time), and at any adjournments of the Meeting, in the manner directed herein. The proxies shall have all the powers that I would possess if present. I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement/prospectus, dated March [    ], 2005.

These proxies shall vote my shares according to my instructions given below with respect to the proposal. The Board of Trustees recommends that you vote “FOR” the proposals as described in the proxy statement/prospectus. If I do not provide an instruction below, I understand that the proxies will vote my shares “FOR” the proposal. The proxies will vote on any other matter that may arise in the meeting in accordance with their best judgment.

This Proxy is solicited by the Board of Trustees of CIGNA Funds Group in support of the proposals.

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

1. To approve the Reorganization, as defined and described in the combined proxy statement/prospectus related to the Special Meeting of shareholders of the Fund to be held on April 8, 2005.

☐ FOR	☐ AGAINST	☐ ABSTAIN

2. To approve the Interim Advisory Agreement, as defined and described in the combined proxy statement/prospectus related to the Special Meeting of shareholders of the Fund to be held on April 8, 2005.

☐ FOR	☐ AGAINST	☐ ABSTAIN

No. of Shares

Signature of Shareholder(s):

By:
Name:
Title, if applicable:

By:
Name:
Title, if applicable:

Control No.

NOTE: Please make sure that you complete, sign and date your proxy card. Please sign exactly as your name(s) appear on your account. When signing as a fiduciary, please give your full title as such. Each joint owner should sign personally. Corporate proxies should be signed in full corporate name by a duly authorized officer.

For your convenience, you may vote by returning the proxy ballot in the enclosed postage paid envelope.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

Incorporated by reference to the Registration Statement on Form N-14, Registration No. 333-121677 (filed December 28, 2004).

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APPENDIX B

FORM OF INTERIM ADVISORY AGREEMENT

INVESTMENT ADVISORY AGREEMENT

AGREEMENT made as of the 18th day of November, 2004 between TIMESSQUARE CAPITAL MANAGEMENT, LLC, a limited liability company organized under the laws of the State of Delaware and having its principal place of business in New York, New York (the “Adviser”), CIGNA FUNDS GROUP (f/k/a CIGNA ANNUITY FUNDS GROUP), a Massachusetts business trust having its principal place of business in Springfield, Massachusetts (the “Trust”) and, for purposes of the last paragraph of Section 3 only, CIGNA Corporation.

WHEREAS, the Trust is engaged in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Adviser is engaged in the business of rendering investment management services and is so registered under the Investment Advisers Act of 1940, as amended;

WHEREAS, the Trust operates as a “series company” as contemplated by Rule 18f-2 under the 1940 Act and is authorized to issue shares of beneficial interest (“Shares”) in separate series with each such series representing interest in a separate portfolio of securities and other assets; and

WHEREAS, the Trust offers Shares in a series of the Trust known as the Small Cap Growth/TimesSquare Fund (such series, the “Series”) and desires to retain the Adviser to render investment advisory services to the Series;

NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

1. The Trust hereby appoints the Adviser to act as manager and investment adviser to the Series for the period and on the terms herein set forth, subject to the control of the Board of Trustees of the Trust. The Adviser hereby accepts such appointment and agrees during such period, at its own expense, to render the services and to assume the obligations herein set forth for the compensation herein provided.

2. (a) The Adviser will furnish continuously an investment program for the Series, will determine, subject to the control and periodic review of the Board of Trustees of the Trust, what investments shall be purchased, held, sold or exchanged by the Series and what portion, if any, of the assets of the Series shall be held in cash, cash equivalents or other temporary investments and shall, on behalf of the Series, make changes in the Series’ investments.

(b) The Adviser shall place orders for the purchase and sale of portfolio securities for the account of the Series with brokers or dealers selected by the Adviser. In executing portfolio transactions for each Series and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Series the best overall terms available. In

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assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as the same may be amended from time to time (the “1934 Act”)) provided to the Series and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a Series portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer—viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

3. The Adviser agrees to hold the Trust harmless with respect to any and all damages the Trust may sustain resulting from any dishonest act of any employee or agent of the Adviser. This Paragraph 3 is in addition to, and not by way of limitation of, any other rights of indemnification which the Trust may have hereunder or otherwise.

The Adviser and its officers, directors, employees, agents, representatives or persons controlling or controlled by it (collectively, “Adviser Affiliates”) shall not be liable to the Trust or any shareholder of the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Series, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and Adviser agrees to indemnify and hold the Trust and the Series harmless against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) (collectively, “Losses”) incurred by the Trust or Series directly resulting from the Adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations hereunder or a material breach of this Agreement.

Simultaneously with the execution and delivery of this Investment Advisory Agreement, the Trust, on behalf of the Fund, is entering into an Administrative Services Agreement with TimesSquare Capital Management, Inc. (“Administrator”). In consideration of the Adviser’s agreement to enter into this Agreement, CIGNA Corporation, the parent company of the Administrator, agrees to indemnify and hold the Adviser and the Adviser Affiliates harmless against any and all Losses incurred by any of them directly resulting from the Administrator’s willful misfeasance, bad faith, gross negligence, reckless disregard of its obligations under the Administrative Services Agreement, or a material breach of the Administrative Services Agreement. Without the written consent of the Adviser, CIGNA Corporation will not permit the Administrator to agree to amend the Administrative Services Agreement to reduce in any material respect the obligations of the Administrator thereunder.

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4. The services of the Adviser to the Trust hereunder are not to be deemed exclusive and the Adviser shall be free to render similar service to others so long as its services hereunder are not impaired or interfered with thereby.

5. The Trust shall pay the Adviser as full compensation for all services rendered and all facilities furnished hereunder as to a Series’ management fee for that Series determined in accordance with the appropriate portion of Schedule A attached hereto.

6. It is understood that trustees, officers, agents and shareholders of the Trust are or may be interested in the Adviser as directors, officers, shareholders or otherwise, that directors, officers, agents and shareholders of the Adviser are or may be interested in the Trust as trustees, officers, shareholders or otherwise, that the Adviser may be interested in the Trust as a shareholder or otherwise, and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Declaration of Trust of the Trust and the Certificate of Incorporation of the Adviser, respectively, or by specific provision of applicable law.

7. (a) This Agreement will take effect as of 5:01 p.m. on November 18, 2004. This Agreement shall thereafter continue in full force and effect from year to year as to the Series, if its continuance is specifically approved before November 18, 2005 and before November 18 of each subsequent year by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Series or by the Board of Trustees of the Trust, and in either event by a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons (within the meaning of the 1940 Act) of the Trust or the Adviser, such Trustees voting in person at a meeting called for such purpose; provided, however, that:

(b) This Agreement may at any time be terminated as to any Series without the payment of any penalty on 60 days’ written notice to the Adviser either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Series;

(c) This Agreement shall immediately terminate in event of its assignment (as that term is defined in the 1940 Act); and

(d) This Agreement may be terminated by the Adviser in its entirety or with respect to one or more than one of the Series on 90 days’ written notice to the Trust.

8. Any notice under this Agreement shall be in writing, addressed and delivered or mailed postage prepaid to the other party at such address as such other party may designate for the receipt of such notices. Until further notice to the other party, it is agreed for this purpose that the address of the Adviser shall be c/o CIGNA Corp., 280 Trumbull Street, H16C, Hartford, CT 06103, attn: Investment Law.

9. Copies of the First Amended and Restated Master Trust Agreement establishing CIGNA Funds Group (the “Trust”) are on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Investment Advisory Agreement is executed on behalf of the Trust by an officer of the Trust as an officer and not

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individually and that the obligations of or arising out of this Investment Advisory Agreement are not binding upon any of the Trustees, officers, shareholders, employees or agents of the Trust individually but are binding only upon the assets and property of the Trust.

10. INTERIM CONTRACT PROVISIONS. Notwithstanding any other provision of this Agreement:

(a) Prior to this Agreement being approved by a vote of a majority of the Series’ outstanding voting securities in accordance with the 1940 Act: (i) in no event shall compensation paid to the Adviser with respect to the Series hereunder exceed the amount permitted by Rule 15a-4 under the 1940 Act; (ii) all fees payable to the Adviser hereunder shall be held in an interest-bearing escrow account with the Series’ custodian or a bank (the “Escrow Account”); and (iii) this Agreement may be terminated at any time without the payment of any penalty, by vote of the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Series on 10 days’ prior written notice to the Adviser. Funds held in the Escrow Account, including interest earned, shall be paid to the Adviser promptly after approval of this Agreement by the vote of a majority of the Series’ outstanding voting securities in accordance with the 1940 Act, provided that such approval is obtained no later than 150 days after the date of this Agreement.

(b) If this Agreement is not approved by a vote of a majority of the Series’ outstanding voting securities within the time period stated above in (a), (i) this Agreement shall immediately terminate; and (ii) the Adviser shall receive from the Escrow Account the lesser of: (A) the sum of the amount of any costs incurred by the Adviser in performing its duties under this Agreement prior to such termination plus any interest earned on that amount, and (B) the sum of the amount deposited in the Escrow Account plus any interest earned on that amount.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate as of the day and year first above written.

CIGNA FUNDS GROUP

By:
Name:
Title:

TIMESSQUARE CAPITAL MANAGEMENT, LLC

By:
Name:
Title:

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For purposes of the last paragraph of section 3 only, the undersigned executes this agreement.

CIGNA Corporation

By:
Name:
Title:

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SCHEDULE A-l

Compensation Schedule for the Series:

Small Cap Growth/TimesSquare Fund

The Trust shall pay the Adviser as full compensation for all services rendered hereunder, a management fee for the Series by applying the following percentage of the average daily net asset value of the Series for the calendar year, computed in the manner used for the determination of the offering price of Shares of the Series:

Small Cap Growth/TimesSquare Fund	1.00

The fee accrued as of the end of each month shall be paid no later than the 15th of the following month.

In the event that expenses of the Series for any calendar year should exceed the expense limitation on investment company expenses imposed by any statute or regulatory authority of any state, whether or not Shares of the Series are qualified for offer and sale in any state, the compensation due the Adviser for such shall be reduced by the amount of such excess by a reduction or refund thereof, and, if necessary, the Adviser shall assume expenses of the Series to the extent required by any such expense limitation, provided, that the Board of Trustees of the Trust may waive any specific expense limitation which, in the judgment of the Board, is more stringent than is imposed by states generally.

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APPENDIX C

COMPARISON OF INVESTMENT RESTRICTIONS

Comparative Information on Fundamental Investment Restrictions of Existing Fund against New Fund

Subject Matter of Restriction	Existing Fund	New Fund
Borrowing and Senior Securities	The Existing Fund may not borrow money or issue senior securities, except that the Existing Fund may borrow to the extent permitted by the 1940 Act for temporary or emergency purposes or to satisfy redemption requests, and except that the Existing Fund may also borrow from banks in an amount not in excess of 33-1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies.

The New Fund may not borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the New Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the New Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the New Fund’s investment policies, shall not constitute borrowing.

The New Fund may not issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the New Fund’s investment policies, are not deemed to be senior securities.

Lending	The Existing Fund may not lend any funds or other assets, except that the Existing Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of	The New Fund may not make loans, except that the New Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the New Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation

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Subject Matter of Restriction	Existing Fund	New Fund
	loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC.	interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the New Fund’s total assets.

Diversification

The Existing Fund may not, with respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets (taken at market value at the time of such investment) to be invested in the securities of such issuer except U.S. Government securities, including securities issued by its agencies and instrumentalities (or repurchase agreements with respect thereto), or purchase the securities of any issuer if such purchase would cause more than 10% of any class of the outstanding voting securities of such issuer (taken at the time of such investment) to be held by the Existing Fund.

The New Fund may not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the New Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the New Fund.

Industry Concentration	The Existing Fund may not concentrate 25% or more of its total assets in a particular industry. This restriction does not apply to securities issued by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).	The New Fund may not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

Commodities & Commodity Contracts

The Existing Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Existing Fund, subject to restrictions described in its Prospectuses and Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

The New Fund may not purchase or sell commodities or commodity contracts, except the New Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the New Fund’s investment policies.

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Subject Matter of Restriction	Existing Fund	New Fund
Real Estate	The Existing Fund may not purchase or sell mortgages or real estate, or invest in real estate limited partnerships, although the Existing Fund may purchase securities of issuers that deal in real estate, including real estate investment trusts, and may purchase securities that are secured by interests in real estate.	The New Fund may not purchase or sell real estate, except that the New Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the New Fund as a result of the ownership of securities.

Underwriting	The Existing Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.	The New Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the New Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended.

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PART B

STATEMENT OF ADDITIONAL INFORMATION

TimesSquare Small Cap Growth Fund

A series of

Managers AMG Funds

800 Connecticut Avenue

Norwalk, Connecticut 06854

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Proxy Statement/Prospectus dated March [    ], 2005, relating to the proposed reorganization of Small Cap Growth/TimesSquare Fund, a series of CIGNA Funds Group, into TimesSquare Small Cap Growth Fund, a series of Managers AMG Funds. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting The Managers Funds LLC (“Managers”) at 800 Connecticut Avenue, Norwalk, CT 06854 or by telephoning Managers toll free at 1-800-835-3879.

The date of this Statement of Additional Information is March [    ], 2005.

STATEMENT OF ADDITIONAL INFORMATION

Page
Exhibits	B-3

Pro Forma Financial Statements	B-3

Introduction	B-3

Incorporation by Reference	B-3

Additional Information about TimesSquare Small Cap Growth Fund	B-4

About TimesSquare Small Cap Growth Fund	B-4
Description of TimesSquare Small Cap Growth Fund and Its Investments and Risks	B-4
Management of TimesSquare Small Cap Growth Fund	B-4
Control Persons and Principal Holders of Securities	B-4
Investment Advisory and Other Services	B-4
Brokerage Allocation and Other Practices	B-4
Capital Stock and Other Securities	B-4
Purchase, Redemption and Pricing of Shares	B-5
Taxation of TimesSquare Small Cap Growth Fund	B-5
Distributor	B-5
Calculation of Performance Data	B-5
Financial Statements	B-5

Additional Information about Small Cap Growth/TimesSquare Fund	B-5

Fund History	B-5
Description of the Fund and Its Investments and Risks	B-5
Management of the Fund	B-5
Control Persons and Principal Holders of Securities	B-6
Investment Advisory and Other Services	B-6
Brokerage Allocation and Other Practices	B-6
Capital Stock and Other Securities	B-6
Purchase, Redemption and Pricing of Shares	B-6
Taxation of the Fund	B-6
Distributor	B-6
Calculation of Performance Data	B-6
Financial Statements	B-6

EXHIBITS

The following documents are exhibits to this Statement of Additional Information:

Exhibit A:	Statement of Additional Information, dated March 8, 2005, of TimesSquare Small Cap Growth Fund (the “Managers SAI”).

Exhibit B:	Statement of Additional Information, dated May 1, 2004, of CIGNA Funds Group (the “CIGNA SAI”).

Exhibit C:	Annual Report, dated December 31, 2004, of CIGNA Funds Group, which includes audited financial statements as of December 31, 2004.

Exhibit D:	Semi-Annual Report, dated June 30, 2004, of CIGNA Funds Group, which includes unaudited financial statements for the six months ended June 30, 2004.

PRO FORMA FINANCIAL STATEMENTS

Pro forma financial statements are not included since Small Cap Growth/TimesSquare Fund is being combined with TimesSquare Small Cap Growth Fund, which is a newly created fund that does not have any assets or liabilities.

INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement/Prospectus dated March 8, 2005 (the “Proxy Statement/Prospectus”) relating to the proposed reorganization of Small Cap Growth/TimesSquare Fund, a series of CIGNA Funds Group, into TimesSquare Small Cap Growth Fund, a series of Managers AMG Funds. The Proxy Statement/Prospectus has been sent to the shareholders of the CIGNA Funds in connection with the solicitation of proxies to be voted at the Meeting of shareholders of the CIGNA Funds to be held on April 8, 2005.

INCORPORATION BY REFERENCE

The following documents are incorporated by reference into this Statement of Additional Information:

•	The CIGNA SAI (file no. 811-01646), filed with the Securities and Exchange Commission on May 1, 2004 (accession number: 0001145443-04-000756)

•	Annual Report, dated December 31, 2004, of CIGNA Funds Group (file no. 811-01646) filed with the Securities and Exchange Commission on March 7, 2005 (accession number: 0001145443-05-000398)

•	Semi-Annual Report, dated June 30, 2004, of CIGNA Funds Group (file no. 811-01646) filed with the Securities and Exchange Commission on August 30, 2004 (accession number: 0000022828-04-000012)

•	Managers AMG Funds SAI (file no. 333-84639), filed with the Securities and Exchange Commission on December 23, 2004 (accession number: 0000720309-04-000130)

ADDITIONAL INFORMATION ABOUT TIMESSQUARE SMALL CAP GROWTH FUND

About TimesSquare Small Cap Growth Fund

For additional information about TimesSquare Small Cap Growth Fund generally, see “General Information” in the Managers SAI.

Description of TimesSquare Small Cap Growth Fund and Its Investments and Risks

For additional information about the investment objective, policies, risks and restrictions of TimesSquare Small Cap Growth Fund, see “Investment Objectives, Policies and Risk Considerations”, “General Investment Policies” and “Investment Restrictions” in the Managers SAI.

Management of TimesSquare Small Cap Growth Fund

For additional information regarding the management of TimesSquare Small Cap Growth Fund, see “Trustees and Officers” in the Managers SAI.

Control Persons and Principal Holders of Securities

For additional information regarding ownership of shares of TimesSquare Small Cap Growth Fund, see “Control Persons and Principal Holders of Securities” in the Managers SAI.

Investment Advisory and Other Services

For additional information about investment advisory and other services with respect to TimesSquare Small Cap Growth Fund, see “Management of the Funds” in the Managers SAI.

Brokerage Allocation and Other Practices

For additional information regarding brokerage allocation practices of TimesSquare Small Cap Growth Fund, see “Brokerage Allocation and Other Practices” in the Managers SAI.

Capital Stock and Other Securities

For additional information regarding voting rights and other aspects of shares of TimesSquare Small Cap Growth Fund, see “Purchase, Redemption and Pricing of Shares – Description of Shares” in the Managers SAI.

Purchase, Redemption and Pricing of Shares

For additional information about share purchase, redemption and pricing of shares of TimesSquare Small Cap Growth Fund, see “Purchase, Redemption and Pricing of Shares” in the Managers SAI.

Taxation of TimesSquare Small Cap Growth Fund

For additional information regarding tax matters with regard to TimesSquare Small Cap Growth Fund, see “Certain Tax Matters” in the Managers SAI.

Distributor

For additional information about the distribution of shares of TimesSquare Small Cap Growth Fund, see “Management of the Funds – Administrative Services / Distribution Arrangements” in the Managers SAI.

Calculation of Performance Data

For additional information regarding the investment performance of TimesSquare Small Cap Growth Fund, see “Performance Data” in the Managers SAI.

Financial Statements

For additional information with respect to the financial statements of TimesSquare Small Cap Growth Fund, see “Financial Statements” in the Managers SAI.

ADDITIONAL INFORMATION ABOUT SMALL CAP GROWTH/TIMESSQUARE FUND

Fund History

For additional information about Small Cap Growth/TimesSquare Fund generally and its history, see “General Information about the Trust” in the CIGNA SAI.

Description of the Fund and Its Investments and Risks

For additional information about the investment objective, policies, risks and restrictions of Small Cap Growth/TimesSquare Fund, see “The Funds, Their Objectives and Policies”, “Investment Strategies and Risks”, and “Fundamental Fund Policies” in the CIGNA SAI.

Management of the Fund

For additional information regarding the management of Small Cap Growth/TimesSquare Fund, see “Management of the Trust” and “Investment Advisory And Other Services” in the CIGNA SAI.

Control Persons and Principal Holders of Securities

For additional information regarding ownership of shares of Small Cap Growth/TimesSquare Fund, see “Control Persons and Principal Holders of Securities” in the CIGNA SAI.

Investment Advisory and Other Services

For additional information about investment advisory and other services with respect to Small Cap Growth/TimesSquare Fund, see “Investment Advisory And Other Services” in the CIGNA SAI.

Brokerage Allocation and Other Practices

For additional information regarding brokerage allocation practices of Small Cap Growth/TimesSquare Fund, see “Brokerage Allocation and Other Practices” in the CIGNA SAI.

Capital Stock and Other Securities

For additional information regarding voting rights and other aspects of shares of Small Cap Growth/TimesSquare Fund, see “Capital Stock” in the CIGNA SAI.

Purchase, Redemption and Pricing of Shares

For additional information about share purchase, redemption and pricing of shares of Small Cap Growth/TimesSquare Fund, see “Purchase, Redemption and Pricing of Securities” in the CIGNA SAI.

Taxation of the Fund

For additional information regarding tax matters with respect to Small Cap Growth/TimesSquare Fund, see “Tax Matters” in the CIGNA SAI.

Distributor

For additional information about the distribution of shares of Small Cap Growth/TimesSquare Fund, see “Investment Advisory And Other Services” in the CIGNA SAI.

Calculation of Performance Data

For additional information regarding the investment performance of Small Cap Growth/TimesSquare Fund, see “Performance Information” in the CIGNA SAI.

Financial Statements

For additional information regarding the financial statements of Small Cap Growth/TimesSquare Fund, see “Financial Statements” in the CIGNA SAI.

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Item 16.	EXHIBITS

EXHIBIT NUMBER EXHIBIT TITLE

Exhibit 1(a) Master Trust Agreement dated June 18, 1999, is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999).

Exhibit 1(b) Amendment No. 1 to Master Trust Agreement changing the name of the “Essex Growth Fund” to “Essex Aggressive Growth Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

Exhibit 1(c) Amendment No. 2 to Master Trust Agreement changing the name of the Trust to “Managers AMG Funds” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

Exhibit 1(d) Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the “Frontier Growth Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000).

Exhibit 1(e) Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the “First Quadrant Tax-Managed Equity Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000).

Exhibit 1(f) Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the “Frontier Small Company Value Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001).

Exhibit 1(g) Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the “Rorer Large-Cap Fund” and the “Rorer Mid-Cap Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001).

Exhibit 1(h) Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional Classes of shares of the Essex Aggressive Growth Fund and Investor and Institutional Classes of shares of the Systematic Value Fund is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002).

Exhibit 1(i) Amendment No. 8 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the “Burridge Small Cap Growth Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002).

Exhibit 1(j) Amendment No. 9 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as “Essex Large Cap Growth Fund” is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003).

Exhibit 1(k) Amendment No. 10 to Master Trust Agreement establishing two (2) new series of shares of beneficial interest of the Trust designated as “TimesSquare Small Cap Growth Fund” and “TimesSquare Mid Cap Growth Fund”, respectively, is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 2 By-Laws, as amended, are incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999).

Exhibit 3 Not applicable.

Exhibit 4 Form of Agreement and Plan of Reorganization between CIGNA Funds Group, on behalf of Small Cap Growth/TimesSquare Fund, and Managers AMG Funds, on behalf of TimesSquare Small Cap Growth Fund, is incorporated by reference to the Registration Statement on Form N-14, Registration No. 333-121677 (filed December 28, 2004).

Exhibit 5 Not applicable.

Exhibit 6(a) Form of Investment Advisory Agreement between the Registrant and The Managers Funds LLC is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 6(b) Form of Subadvisory Agreement for TimesSquare Capital Management, LLC is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 7(a) Distribution Agreement between the Registrant and Managers Distributors, Inc. is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001).

Exhibit 7(b) Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Small Cap Growth Fund is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 8 Not applicable.

Exhibit 9 Custodian Agreement between the Registrant and The Bank of New York is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001).

Exhibit 10 Not applicable.

Exhibit 11 Opinion of Goodwin Procter LLP is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 23, 2004).

Exhibit 12 Opinion of Goodwin Procter LLP with respect to tax matters.*

Exhibit 13(a) Form of Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

Exhibit 13(b) Form of Expense Limitation and Recoupment Agreement between the Registrant and The Managers Funds LLC with respect to TimesSquare Small Cap Growth Fund is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 13(c) Form of Administration Agreement between the Registrant and The Managers Funds LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund is incorporated by reference to the Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

Exhibit 14 Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, is filed herewith.

Exhibit 15 Not applicable.

Exhibit 16 Powers of Attorney are incorporated by reference to the Registration Statement on Form N-14, Registration No. 333-121677 (filed December 28, 2004).

Exhibit 17 Code of Ethics of TimesSquare Capital Management, LLC is incorporated by reference to the Registration Statement, Registration No. 333-84639 (filed December 10, 2004).

*	The Registrant hereby undertakes to file the opinion of Goodwin Procter LLP with respect to tax matters by post-effective amendment.

Item 17	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed on behalf of the registrant, in the City of Norwalk and State of Connecticut, on the 8th day of March, 2005.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Name: Donald S. Rumery Title: Treasurer

SIGNATURE	TITLE	DATE

* Jack W. Aber	Trustee	March 8, 2005

* William E. Chapman, II	Trustee	March 8, 2005

* Edward J. Kaier	Trustee	March 8, 2005

* John Kingston, III	Trustee	March 8, 2005

* Steven J. Paggioli	Trustee	March 8, 2005

* Eric Rakowski	Trustee	March 8, 2005

* Thomas R. Schneeweis	Trustee	March 8, 2005

* Peter M. Lebovitz	Trustee, President and Principal Executive Officer	March 8, 2005

* Galan G. Daukas	Principal Financial Officer	March 8, 2005

* Donald S. Rumery	Treasurer and Principal Accounting Officer	March 8, 2005

*	By Donald S. Rumery pursuant to power of attorney